General and administrative expense - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Detailed Information AboutGeneral and Administrative Expenses [Line Items]
Legal fees			€ 640
First Special Fee Agreement
Disclosure of Detailed Information AboutGeneral and Administrative Expenses [Line Items]
Legal fees	€ 0	€ 46,433	202,201
Second Special Fees Agreement
Disclosure of Detailed Information AboutGeneral and Administrative Expenses [Line Items]
Legal fees	6,607	11,712	0
General and administrative expenses
Disclosure of Detailed Information AboutGeneral and Administrative Expenses [Line Items]
Share-based payment expenses	14,512	41,230	89,636
General and administrative expenses | Management Incentive Plan
Disclosure of Detailed Information AboutGeneral and Administrative Expenses [Line Items]
Share-based payment expenses	6,242	14,361	0
General and administrative expenses | Long-term Incentive Plan
Disclosure of Detailed Information AboutGeneral and Administrative Expenses [Line Items]
Share-based payment expenses	4,790	0	0
General and administrative expenses | First And Second Special Fees Agreement
Disclosure of Detailed Information AboutGeneral and Administrative Expenses [Line Items]
Share-based payment expenses	0	21,188	89,636
General and administrative expenses | Second Special Fees Agreement
Disclosure of Detailed Information AboutGeneral and Administrative Expenses [Line Items]
Share-based payment expenses	€ 3,480	€ 5,681	€ 0